Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000136710 | Suriname Government International Bonds_8.500_11/6/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136710 | Ghana Government International Bonds_5.000_7/3/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136710 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136710 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136710 | Congolese International Bonds_9.875_11/7/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Ecuador Government International Bonds_5.000_7/31/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Argentina Republic Government International Bonds_0.750_7/9/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Ecuador Government International Bonds_8.750_1/29/2034
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136710 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136710 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136710 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136710 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136710 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136710 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136710 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136710 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136710 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136710 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000136710 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000136710 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136710 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136710 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136710 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136711 | Suriname Government International Bonds_8.500_11/6/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136711 | Ghana Government International Bonds_5.000_7/3/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136711 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136711 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136711 | Congolese International Bonds_9.875_11/7/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Ecuador Government International Bonds_5.000_7/31/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Argentina Republic Government International Bonds_0.750_7/9/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Ecuador Government International Bonds_8.750_1/29/2034
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136711 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136711 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136711 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136711 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136711 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136711 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136711 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136711 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136711 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136711 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000136711 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000136711 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136711 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136711 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136711 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136713 | Suriname Government International Bonds_8.500_11/6/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136713 | Ghana Government International Bonds_5.000_7/3/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136713 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136713 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136713 | Congolese International Bonds_9.875_11/7/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Ecuador Government International Bonds_5.000_7/31/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Argentina Republic Government International Bonds_0.750_7/9/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Ecuador Government International Bonds_8.750_1/29/2034
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136713 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136713 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136713 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136713 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136713 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136713 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136713 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136713 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136713 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136713 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000136713 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000136713 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136713 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136713 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136713 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136712 | Suriname Government International Bonds_8.500_11/6/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136712 | Ghana Government International Bonds_5.000_7/3/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136712 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136712 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136712 | Congolese International Bonds_9.875_11/7/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Ecuador Government International Bonds_5.000_7/31/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Argentina Republic Government International Bonds_0.750_7/9/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Ecuador Government International Bonds_8.750_1/29/2034
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136712 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136712 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136712 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136712 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136712 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136712 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136712 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136712 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136712 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136712 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000136712 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000136712 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136712 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136712 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136712 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136714 | Suriname Government International Bonds_8.500_11/6/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136714 | Ghana Government International Bonds_5.000_7/3/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136714 | Argentina Republic Government International Bonds_4.125_7/9/2035
Holdings [Line Items]
Percent of Total Investments	1.70%
C000136714 | Republic of Kenya Infrastructure Bonds_18.461_8/9/2032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136714 | Congolese International Bonds_9.875_11/7/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Kyrgyz Republic International Bonds_7.750_6/3/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Ecuador Government International Bonds_5.000_7/31/2040
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Argentina Republic Government International Bonds_0.750_7/9/2030
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Mozambique International Bonds_9.000_9/15/2031
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Ecuador Government International Bonds_8.750_1/29/2034
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136714 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136714 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136714 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136714 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136714 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136714 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136714 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136714 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136714 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136714 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000136714 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000136714 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136714 | AssetCredit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136714 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136714 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221417 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221417 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.60%
C000221417 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221417 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221417 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.90%
C000221417 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221417 | U.S. Treasury Bonds_4.875_8/15/2045
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221417 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221417 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000221417 | U.S. Treasury Bonds_4.750_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221417 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221417 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221417 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221417 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221417 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221417 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221417 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221417 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221417 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221417 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221417 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221417 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221417 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221417 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221417 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221417 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221418 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221418 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.60%
C000221418 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221418 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221418 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.90%
C000221418 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221418 | U.S. Treasury Bonds_4.875_8/15/2045
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221418 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221418 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000221418 | U.S. Treasury Bonds_4.750_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221418 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221418 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221418 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221418 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221418 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221418 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221418 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221418 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221418 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221418 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221418 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221418 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221418 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221418 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221418 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221418 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221415 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221415 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.60%
C000221415 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221415 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221415 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.90%
C000221415 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221415 | U.S. Treasury Bonds_4.875_8/15/2045
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221415 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221415 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000221415 | U.S. Treasury Bonds_4.750_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221415 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221415 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221415 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221415 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221415 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221415 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221415 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221415 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221415 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221415 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221415 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221415 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221415 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221415 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221415 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221415 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221415 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221415 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221415 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221416 | U.S. Treasury Bonds_3.375_11/15/2048
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221416 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.60%
C000221416 | U.S. Treasury Notes_4.500_11/15/2033
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221416 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221416 | RCKT Mortgage Trust_6.902_6/25/2043
Holdings [Line Items]
Percent of Total Investments	1.90%
C000221416 | U.S. Treasury Bonds_1.750_8/15/2041
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221416 | U.S. Treasury Bonds_4.875_8/15/2045
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221416 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221416 | U.S. Treasury Notes_2.875_5/15/2032
Holdings [Line Items]
Percent of Total Investments	1.30%
C000221416 | U.S. Treasury Bonds_4.750_2/15/2045
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221416 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221416 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221416 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221416 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221416 | IndustryMunicipal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221416 | IndustryCommercial MBS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221416 | IndustryUMBS Collateral
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221416 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221416 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221416 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221416 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221416 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000221416 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221416 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000221416 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221416 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221416 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221416 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221416 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%